Leases (Details)	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Leases [Line Items]
Equipment leasing income	$ 163,690,966	$ 20,907,484	$ 136,447,442	$ 117,565,797
Equipment for leasing	13,156,650		14,491,150
Accumulated depreciation assets	5,424,149		4,405,042
Depreciation expense	1,750,739		1,917,894	2,476,944
Equipment Leasing [Member]
Leases [Line Items]
Equipment leasing income	$ 6,176,271		$ 8,716,360	$ 12,617,616
Land [Member]
Leases [Line Items]
Operating lease remaining terms	55 years
Minimum [Member]
Leases [Line Items]
Operating lease remaining terms	2 months
Maximum [Member]
Leases [Line Items]
Operating lease remaining terms	26 months
Hong Kong [Member] | Minimum [Member]
Leases [Line Items]
Operating lease remaining terms	1 year
Hong Kong [Member] | Maximum [Member]
Leases [Line Items]
Operating lease remaining terms	2 years